CREDIT FACILITIES (Tables)	6 Months Ended
Jun. 30, 2019
CREDIT FACILITIES.
Schedule of credit facilities

	30 June 2019	31 December 2018
	US$'000	US$'000
Revolving Facility	105,000	65,000
Term Loan	250,000	250,000
Total credit facilities	355,000	315,000
Deferred financing fees, net of accumulated amortisation	(13,078)	(14,560)
Total credit facilities, net of deferred financing fees	341,922	300,440